Condensed Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2020	Jul. 06, 2020	May 07, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	1,000,000
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares issued	0	0	0
Common Class A [Member]
Common stock, par value (in Dollars per share)		$ 0.0001
Subject to possible redemption, shares	13,952,467	14,025,893
Subject to possible redemption, per share value	$ 10.00	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	75,000,000
Common stock, shares issued	910,033	836,607	0
Common stock, shares outstanding	910,033	836,607	0
Common Class B [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	[1]
Common stock, shares authorized	20,000,000	20,000,000	10,000,000	[1]
Common stock, shares issued	3,593,750	3,593,750	3,593,750	[1]
Common stock, shares outstanding	3,593,750	3,593,750	3,593,750	[1]

[1]	Includes up to 468,750 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).